Federated Capital Income Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER CAPAX)
CLASS B SHARES (TICKER CAPBX)
CLASS C SHARES (TICKER CAPCX)
CLASS F SHARES (TICKER CAPFX)
INSTITUTIONAL SHARES (TICKER CAPSX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED January 31, 2013
“Effective on or around June 25, 2013, the Fund will offer Class R Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Class R Shares.”
June 25, 2013
Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451791 (6/13)